UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	FEBRUARY 28

Date of reporting period:	MARCH 1, 2011 – AUGUST 31, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

August 31, 2011

Systematic Value Fund

Systematic Mid Cap Value Fund

Managers AMG Funds

Systematic Value Fund and Systematic Mid Cap Value Fund

Semi-Annual Report – August 31, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	3

Systematic Mid Cap Value Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	9

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	10
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	11
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	13
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2011	Expense Ratio for the Period	Beginning Account Value 03/01/2011	Ending Account Value 08/31/2011	Expenses Paid During the Period*
Systematic Value Fund
Class A
Based on Actual Fund Return	1.06%	$1,000	$867	$4.96
Based on Hypothetical 5% Annual Return	1.06%	$1,000	$1,020	$5.37
Class C
Based on Actual Fund Return	1.81%	$1,000	$864	$8.49
Based on Hypothetical 5% Annual Return	1.81%	$1,000	$1,016	$9.19
Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$868	$3.82
Based on Hypothetical 5% Annual Return	0.81%	$1,000	$1,021	$4.13

Systematic Mid Cap Value Fund
Class A
Based on Actual Fund Return	1.09%	$1,000	$878	$5.15
Based on Hypothetical 5% Annual Return	1.09%	$1,000	$1,020	$5.53
Class C
Based on Actual Fund Return	1.84%	$1,000	$875	$8.67
Based on Hypothetical 5% Annual Return	1.84%	$1,000	$1,016	$9.32
Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$880	$3.99
Based on Hypothetical 5% Annual Return	0.84%	$1,000	$1,021	$4.29

*   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

1

Managers AMG Funds Performance All periods ended August 31, 2011 (unaudited)

The tables below show the average annual total returns since inception through August 31, 2011 of Systematic Value Fund and Systematic Mid Cap Value Fund and each Fund’s relative index for the same time periods.

Average Annual Total Returns[1]		Six Months	One Year	Five Years	Since Inception	Inception Date
Systematic Value Fund[2,3,4]
Institutional Class		(13.24)%	14.86%	(1.60)%	3.81%	04/01/2002
Russell 1000® Value Index[5]		(9.45)%	14.37%	(1.62)%	3.24%	04/01/2002	†
Class A	No Load	(13.28)%	14.50%	(1.84)%	(0.96)%	02/28/2006
Class A	With Load	(18.27)%	7.86%	(2.99)%	(2.01)%	02/28/2006
Class C	No Load	(13.61)%	13.72%	(2.57)%	(1.68)%	02/28/2006
Class C	With Load	(14.47)%	12.72%	(2.57)%	(1.68)%	02/28/2006
Russell 1000® Value Index[5]		(9.45)%	14.37%	(1.62)%	(0.39)%	02/28/2006	†

Average Annual Total Returns[1]		Six Months	One Year	Since Inception	Inception Date
Systematic Mid Cap Value Fund[2,3,4]
Institutional Class		(12.05)%	16.90%	2.15%	12/21/2006
Class A	No Load	(12.17)%	16.50%	1.88%	12/21/2006
Class A	With Load	(17.25)%	9.75%	0.61%	12/21/2006
Class C	No Load	(12.49)%	15.66%	1.15%	12/21/2006
Class C	With Load	(13.36)%	14.66%	1.15%	12/21/2006
Russell Midcap® Value Index[6]		(9.52)%	17.51%	(0.50)%	12/21/2006	†

The performance data shown represents past performance, with is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect a maximum sales charge of 5.75% on Class A shares, as well as the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August 31, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[4]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment, and does not incur expenses.

[6]

The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Value Index and the Russell Midcap® Value Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Systematic Value Fund Fund Snapshots August 31, 2011 (unaudited)

Portfolio Breakdown

Industry	Systematic Value Fund**	Russell 1000® Value Index
Financials	25.0%	25.8%
Health Care	13.7%	12.7%
Energy	11.8%	12.4%
Consumer Discretionary	11.6%	8.8%
Information Technology	10.0%	8.5%
Industrials	9.2%	8.9%
Materials	6.1%	2.8%
Utilities	4.9%	7.5%
Consumer Staples	3.3%	7.8%
Telecommunication Services	2.9%	4.8%
Other Assets and Liabilities	1.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Chevron Corp.*	4.5%
UnitedHealth Group, Inc.*	3.8
JPMorgan Chase & Co.*	3.8
Pfizer, Inc.*	2.9
Discover Financial Services*	2.9
AT&T, Inc.	2.9
General Electric Co.*	2.7
First Energy Corp.	2.4
PNC Financial Services Group, Inc., The*	2.3
Macy’s, Inc.	2.1

Top Ten as a Group	30.3%

*	Top Ten Holding at February 28, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Systematic Value Fund Schedule of Portfolio Investments August 31, 2011 (unaudited)

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 11.6%
CBS Corp., Class B	50,500	$1,265,025
Foot Locker, Inc.	40,900	853,583
Ford Motor Co.*	41,900	465,928
Harley-Davidson, Inc.	17,500	676,550
Lear Corp.	35,100	1,677,078
Macy’s, Inc.	72,700	1,886,565
PVH Corp.	10,000	666,600
Signet Jewelers, Ltd.*	18,200	708,708
Viacom, Inc., Class B	32,700	1,577,448
Wyndham Worldwide Corp.	13,450	436,856
Total Consumer Discretionary		10,214,341
Consumer Staples - 3.3%
CVS Caremark Corp.	33,100	1,188,621
Smithfield Foods, Inc.*	25,200	552,384
Walgreen Co.	34,600	1,218,266
Total Consumer Staples		2,959,271
Energy - 11.8%
Anadarko Petroleum Corp.	9,200	678,500
Apache Corp.	8,325	858,058
Chevron Corp.	39,975	3,953,927
Denbury Resources, Inc.*	61,600	982,520
Marathon Petroleum Corp.	14,487	536,888
National Oilwell Varco, Inc.	25,450	1,682,754
Occidental Petroleum Corp.	14,150	1,227,371
Oil States International, Inc.*	7,900	522,032
Total Energy		10,442,050
Financials - 25.0%
Aflac, Inc.	19,100	720,452
Annaly Capital Management, Inc.	61,000	1,105,930
Capital One Financial Corp.	20,500	944,025
Citigroup, Inc.	52,260	1,622,673
Discover Financial Services	100,700	2,533,612
Fifth Third Bancorp	109,500	1,162,890
Huntington Bancshares, Inc.	80,600	405,418
JPMorgan Chase & Co.	89,500	3,361,620
KeyCorp	150,800	1,001,312
Lincoln National Corp.	24,600	510,450
Marsh & McLennan Co., Inc.	40,975	1,217,777
Metlife, Inc.	53,200	1,787,520
PNC Financial Services Group, Inc., The	40,300	2,020,642
Prudential Financial, Inc.	27,800	1,395,838

	Shares	Value
SL Green Realty Corp.	7,850	$567,084
SLM Corp.	68,600	941,878
XL Group PLC	36,600	761,646
Total Financials		22,060,767
Health Care - 13.7%
Biogen Idec, Inc.*	16,300	1,535,460
Bristol-Myers Squibb Co.	25,400	755,650
CIGNA Corp.	15,700	733,818
McKesson Corp.	13,500	1,079,055
Merck & Co., Inc.	22,000	728,640
Pfizer, Inc.	134,400	2,550,912
UnitedHealth Group, Inc.	71,100	3,378,672
Zimmer Holdings, Inc.*	23,250	1,322,692
Total Health Care		12,084,899
Industrials - 9.2%
Caterpillar, Inc.	17,100	1,556,100
Cummins, Inc.	5,650	524,998
Eaton Corp.	26,500	1,138,175
General Electric Co.	144,300	2,353,533
Hertz Global Holdings, Inc.*	55,300	619,360
KBR, Inc.	23,700	712,185
Owens Corning, Inc.*	13,500	392,310
Timken Co.	21,250	836,188
Total Industrials		8,132,849
Information Technology - 10.0%
Accenture PLC, Class A	14,800	793,132
Alcatel-Lucent, Sponsored ADR*	178,500	653,310
Atmel Corp.*	132,000	1,202,520
Dell, Inc.*	59,200	880,008
EMC Corp.*	70,300	1,588,077
International Business Machines Corp.	4,800	825,168
Symantec Corp.*	97,400	1,670,410
Western Digital Corp.*	25,800	760,842
Xerox Corp.	57,100	473,930
Total Information Technology		8,847,397
Materials - 6.1%
Agrium, Inc.	14,375	1,235,675
Alcoa, Inc.	56,200	719,922
Domtar Corp.	7,450	598,384
Freeport McMoRan Copper & Gold, Inc.,
Class B	34,100	1,607,474
Huntsman Corp.	38,700	507,357
Mosaic Co., The	10,000	711,300
Total Materials		5,380,112

The accompanying notes are an integral part of these financial statements.
4

Systematic Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 2.9%
AT&T, Inc.	88,800	$2,529,024
Utilities - 4.9%
American Water Works Co., Inc.	33,850	1,008,053
FirstEnergy Corp.	48,600	2,150,550
NiSource, Inc.	26,100	557,496
PPL Corp.	22,300	644,024
Total Utilities		4,360,123
Total Common Stocks (cost $84,613,038)		87,010,833

	Shares	Value
Short-Term Investments - 1.5%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	195,236	$156,134
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01%	1,201,193	1,201,193
Total Short-Term Investments (cost $1,396,429)		1,357,327
Total Investments - 100.0% (cost $86,009,467)		88,368,160
Other Assets, less Liabilities - (0.0)%#		(29,464)
Net Assets - 100.0%		$88,338,696

The accompanying notes are an integral part of these financial statements.
5

Systematic Mid Cap Value Fund Fund Snapshots August 31, 2011 (unaudited)

Portfolio Breakdown

Industry	Systematic Mid Cap Value Fund**	Russell Midcap® Value Index
Financials	27.6%	31.1%
Consumer Discretionary	13.1%	11.2%
Utilities	12.3%	13.8%
Industrials	11.5%	10.2%
Information Technology	8.4%	8.2%
Health Care	7.9%	6.7%
Energy	6.2%	6.8%
Consumer Staples	6.0%	6.5%
Materials	5.0%	4.6%
Telecommunication Services	0.0%	0.9%
Other Assets and Liabilities	2.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Macy’s, Inc.	2.6%
Discover Financial Services*	2.4
American Water Works Co., Inc.*	2.4
First Energy Corp.	2.4
Marsh & Mclennan Cos.	2.4
XL Group PLC	2.2
PPL Corp.	2.1
Lear Corp.	2.0
Fifth Third Bancorp*	2.0
Ryder System, Inc.	1.9

Top Ten as a Group	22.4%

*	Top Ten Holding at February 28, 2011

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

Systematic Mid Cap Value Fund Schedule of Portfolio Investments August 31, 2011 (unaudited)

	Shares		Value
Common Stocks - 98.0%
Consumer Discretionary - 13.1%
CBS Corp., Class B	92,100		$2,307,105
Foot Locker, Inc.	108,950		2,273,786
Harley-Davidson, Inc.	99,275		3,837,972
Lear Corp.	123,525		5,902,024
Macy’s, Inc.	287,125		7,450,894
Pier 1 Imports, Inc.*	295,675		3,157,809
PVH Corp.	70,245		4,682,532
Signet Jewelers, Ltd.*	104,075		4,052,680
Weight Watchers International, Inc.	45,000		2,723,400
Wyndham Worldwide Corp.	48,500		1,575,280
Total Consumer Discretionary			37,963,482
Consumer Staples - 6.0%
Constellation Brands, Inc.*	72,350		1,430,360
Hain Celestial Group, Inc.*	169,775		5,369,983
Nu Skin Enterprises, Inc., Class A	60,100		2,541,629
Reynolds American, Inc.	82,675		3,106,100
Smithfield Foods, Inc.*	226,875		4,973,100
Total Consumer Staples			17,421,172
Energy - 6.2%
Denbury Resources, Inc.*	319,150		5,090,442
Oil States International, Inc.*	64,432		4,257,667
Superior Energy Services, Inc.*	113,275		4,000,873
Western Refining, Inc.*	264,775	[2]	4,617,676
Total Energy			17,966,658
Financials - 27.6%
Annaly Capital Management, Inc.	226,025		4,097,833
BioMed Realty Trust, Inc.	176,375		3,225,899
CBL &Associates Properties, Inc.	329,750		4,850,622
Discover Financial Services	278,925		7,017,753
DuPont Fabros Technology, Inc.	101,025	[2]	2,338,729
Fifth Third Bancorp	537,275		5,705,860
First Niagara Financial Group, Inc.	415,125		4,466,745
Hartford Financial Services Group, Inc.	76,700		1,468,038
Home Properties of NY, Inc.	71,850		4,804,610
Huntington Bancshares, Inc.	966,800		4,863,004
Invesco, Ltd.	218,675		4,001,752
KeyCorp	802,850		5,330,924

	Shares	Value
Lincoln National Corp.	181,850	$3,773,388
Marsh & McLennan Co., Inc.	231,475	6,879,437
Raymond James Financial, Inc.	145,700	4,091,256
SLM Corp.	406,175	5,576,783
Vornado Realty Trust	17,900	1,537,789
XL Group PLC	302,200	6,288,782
Total Financials		80,319,204
Health Care - 7.9%
Cardinal Health, Inc.	126,150	5,361,375
CIGNA Corp.	81,350	3,802,299
Health Management Associates, Inc., Class A*	571,325	4,696,292
Health Net, Inc.*	170,800	4,217,052
Zimmer Holdings, Inc.*	88,400	5,029,076
Total Health Care		23,106,094
Industrials - 11.5%
Atlas Air Worldwide Holdings, Inc.*	25,550	1,253,994
Eaton Corp.	90,700	3,895,565
Hertz Global Holdings, Inc.*	306,325	3,430,840
KBR, Inc.	162,170	4,873,208
Owens Corning, Inc.*	103,075	2,995,360
Pentair, Inc.	101,725	3,491,202
Ryder System, Inc.	120,525	5,674,317
Timken Co.	99,650	3,921,228
Triumph Group, Inc.	76,845	4,025,141
Total Industrials		33,560,855
Information Technology - 8.4%
Alcatel-Lucent, Sponsored ADR*	1,018,475	3,727,618
Atmel Corp.*	425,850	3,879,494
Symantec Corp.*	311,150	5,336,222
ValueClick, Inc.*	208,475	3,189,668
Western Digital Corp.*	148,825	4,388,849
Xerox Corp.	473,950	3,933,785
Total Information Technology		24,455,636
Materials - 5.0%
Agrium, Inc.	42,850	3,683,386
Alcoa, Inc.	368,350	4,718,564
Huntsman Corp.	260,165	3,410,763
MeadWestvaco Corp.	103,900	2,859,328
Total Materials		14,672,041

The accompanying notes are an integral part of these financial statements.
7

Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 12.3%
American Water Works Co., Inc.	234,325	$6,978,197
CMS Energy Corp.	269,875	5,316,538
Energen Corp.	111,725	5,485,698
FirstEnergy Corp.	156,700	6,933,975
NiSource, Inc.	230,800	4,929,888
PPL Corp.	216,650	6,256,852
Total Utilities		35,901,148
Total Common Stocks (cost $303,929,386)		285,366,290

	Shares	Value
Short-Term Investments - 3.1%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	11,479	$9,180
BNY Mellon Overnight Government Fund, 0.03% [3]	4,190,600	4,190,600
Dreyfus Cash Management Fund, Institutional Class Shares, 0.01%	4,961,262	4,961,262
Total Short-Term Investments (cost $9,163,341)		9,161,042
Total Investments - 101.1% (cost $313,092,727)		294,527,332
Other Assets, less Liabilities - (1.1)%		(3,289,010)
Net Assets - 100.0%		$291,238,322

The accompanying notes are an integral part of these financial statements.
8

Managers AMG Funds - Systematic Funds Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$86,378,622	$7,638,343	($5,648,805)	$1,989,538
Systematic Mid Cap Value Fund	313,334,079	8,561,643	(27,368,390)	(18,806,747)

*	Non-income-producing security.
#	Rounds to less than 0.1%.
[1]

Yield shown for each short-term investment represents its August 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
Systematic Mid Cap Value Fund	$4,117,208	1.4%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of August 31, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks†	$87,010,833	—	—	$87,010,833
Short-Term Investments	1,201,193	$156,134	—	1,357,327

Total Investments in Securities	$88,212,026	$156,134	—	$88,368,160

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$285,366,290	—	—	$285,366,290
Short-Term Investments	9,151,862	$9,180	—	9,161,042

Total Investments in Securities	$294,518,152	$9,180	—	$294,527,332

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

For the six months ended August 31, 2011, the Funds had no significant transfers between Level 1 and Level 2.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

9

Managers AMG Funds Statements of Assets and Liabilities August 31, 2011 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Assets:
Investments at value* (including securities on loan valued at $0 and $4,117,208, respectively)	$88,368,160	$294,527,332
Receivable for investments sold	—	420,674
Receivable for Fund shares sold	161,122	1,640,691
Dividends and other receivables	136,224	382,139
Prepaid expenses	31,912	44,624
Total assets	88,697,418	297,015,460
Liabilities:
Payable for investments purchased	—	833,543
Payable for Fund shares repurchased	46,433	493,240
Payable upon return of securities loaned	195,236	4,202,079
Accrued expenses:
Investment management and advisory fees	41,202	173,680
Other	75,851	74,596
Total liabilities	358,722	5,777,138

Net Assets	$88,338,696	$291,238,322
Net Assets Represent:
Paid-in capital	$93,048,887	$293,799,130
Undistributed net investment income	481,398	728,197
Accumulated net realized gain (loss) from investments	(7,550,282)	15,276,390
Net unrealized appreciation (depreciation) of investments	2,358,693	(18,565,395)
Net Assets	$88,338,696	$291,238,322
Class A Shares - Net Assets	$28,738,931	$23,511,166
Shares outstanding	3,165,059	2,246,810
Net asset value and redemption price per share	$9.08	$10.46
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$9.63	$11.10
Class C Shares - Net Assets	$604,338	$1,882,073
Shares outstanding	67,512	182,641
Net asset value and offering price per share	$8.95	$10.30
Institutional Class Shares - Net Assets	$58,995,427	$265,845,083
Shares outstanding	6,472,357	25,294,360
Net asset value, offering and redemption price per share	$9.11	$10.51
* Investments at cost	$86,009,467	$313,092,727

The accompanying notes are an integral part of these financial statements.
10

Managers AMG Funds Statements of Operations For the six months ended August 31, 2011 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Investment Income:
Dividend income	$911,427	$1,599,712
Foreign withholding tax	(104)	(220)
Securities lending fees	103	5,775
Total investment income	911,426	1,605,267
Expenses:
Investment management and advisory fees	406,640	793,625
Distribution fees - Class A shares	58,706	27,317
Distribution fees - Class C shares	3,798	9,360
Transfer agent	26,722	15,198
Professional fees	19,424	27,107
Custodian	15,819	22,384
Registration fees	11,480	20,242
Reports to shareholders	9,444	23,589
Trustees fees and expenses	4,131	6,876
Miscellaneous	3,577	6,915
Total expenses	559,741	952,613
Expense repayments	20,566	—
Expense reimbursements	(14,857)	(1,628)
Expense reductions	(29,651)	(22,076)
Net expenses	535,799	928,909

Net investment income	375,627	676,358
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	5,487,788	4,615,787
Net change in unrealized depreciation of investments	(19,470,568)	(40,817,235)
Net realized and unrealized loss	(13,982,780)	(36,201,448)

Net decrease in net assets resulting from operations	($13,607,153)	($35,525,090)

The accompanying notes are an integral part of these financial statements.
11

Managers AMG Funds Statements of Changes in Net Assets For the six months ended August 31, 2011 (unaudited) and for the fiscal year ended February 28, 2011

	Systematic Value		Systematic Mid Cap Value
	August 31, 2011	February 28, 2011	August 31, 2011	February 28, 2011
Increase in Net Assets From Operations:
Net investment income	$375,627	$602,763	$676,358	$620,881
Net realized gain on investments	5,487,788	21,078,820	4,615,787	21,034,981
Net change in unrealized appreciation (depreciation) of investments	(19,470,568)	5,844,132	(40,817,235)	9,679,809
Net increase (decrease) in net assets resulting from operations	(13,607,153)	27,525,715	(35,525,090)	31,335,671
Distributions to Shareholders:
From net investment income:
Class A	—	(234,852)	—	(67,341)
Institutional Class	—	(397,790)	—	(599,689)
From net realized gain on investments:
Class A	—	—	—	(183,852)
Class C	—	—	—	(13,673)
Institutional Class	—	—	—	(1,102,772)
Total distributions to shareholders	—	(632,642)	—	(1,967,327)
From Capital Share Transactions:
Proceeds from sale of shares	7,809,160	17,992,692	228,203,471	47,349,050
Reinvestment of dividends and distributions	—	626,488	—	1,758,834
Cost of shares repurchased	(33,505,185)	(41,699,874)	(41,377,818)	(42,388,183)
Net increase (decrease) from capital share transactions	(25,696,025)	(23,080,694)	186,825,653	6,719,701

Total increase (decrease) in net assets	(39,303,178)	3,812,379	151,300,563	36,088,045
Net Assets:
Beginning of period	127,641,874	123,829,495	139,937,759	103,849,714
End of period	$88,338,696	$127,641,874	$291,238,322	$139,937,759
End of period undistributed net investment income	$481,398	$105,771	$728,197	$51,839

The accompanying notes are an integral part of these financial statements.
12

Systematic Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six	For the fiscal year ended
Class A	months ended August 31, 2011 (unaudited)	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.47	$8.46	$5.54	$10.74	$12.13	$10.88
Income from Investment Operations:
Net investment income	0.05	0.04	0.05	0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	(1.44)	2.01	2.93	(5.22)	(0.50)	1.41
Total from investment operations	(1.39)	2.05	2.98	(5.09)	(0.39)	1.51
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.06)	(0.11)	(0.10)	(0.09)
Net realized gain on investments	—	—	—	—	(0.90)	(0.17)
Total distributions to shareholders	—	(0.04)	(0.06)	(0.11)	(1.00)	(0.26)
Net Asset Value, End of Period	$9.08	$10.47	$8.46	$5.54	$10.74	$12.13
Total Return[1]	(13.28)%[4]	24.22%	53.81%	(47.56)%	(4.18)%	13.90%
Ratio of net expenses to average net assets	1.06%[5]	1.09%	1.12%	1.12%	1.14%	1.15%
Ratio of net investment income to average net assets[1]	0.49%[5]	0.37%	0.72%	1.67%	1.00%	0.98%
Portfolio turnover	46%[4]	132%	135%	165%	110%	111%
Net assets at end of period (000’s omitted)	$28,739	$56,153	$64,147	$40,730	$62,389	$45,961

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.14%[5]	1.15%	1.15%	1.18%	1.20%	1.29%
Ratio of net investment income to average net assets	0.41%[5]	0.31%	0.69%	1.61%	0.94%	0.84%

	For the six	For the fiscal year ended
Class C	months ended August 31, 2011 (unaudited)	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.36	$8.40	$5.50	$10.63	$12.05	$10.88
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.04)	0.01	0.08	0.06	0.05
Net realized and unrealized gain (loss) on investments	(1.39)	2.00	2.89	(5.17)	(0.54)	1.38
Total from investment operations	(1.41)	1.96	2.90	(5.09)	(0.48)	1.43
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.04)	(0.05)	(0.09)
Net realized gain on investments	—	—	—	—	(0.89)	(0.17)
Total distributions to shareholders	—	—	—	(0.04)	(0.94)	(0.26)
Net Asset Value, End of Period	$8.95	$10.36	$8.40	$5.50	$10.63	$12.05
Total Return[1]	(13.61)%[4]	23.33%	52.73%	(47.97)%	(4.91)%	13.16%
Ratio of net expenses to average net assets	1.81%[5]	1.84%	1.87%	1.87%	1.89%	1.90%
Ratio of net investment income (loss) to average net assets[1]	(0.23)%[5]	(0.38)%	0.03%	0.88%	0.30%	0.36%
Portfolio turnover	46%[4]	132%	135%	165%	110%	111%
Net assets at end of period (000’s omitted)	$604	$946	$1,197	$1,959	$3,266	$1,023

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.89%[5]	1.90%	1.90%	1.93%	1.95%	2.06%
Ratio of net investment income (loss) to average net assets	(0.31)%[5]	(0.44)%	0.00%[3]	0.82%	0.24%	0.20%

13

Systematic Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2011 (unaudited)	For the fiscal year ended
Institutional Class Shares		February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007
Net Asset Value, Beginning of Period	$10.50	$8.48	$5.55	$10.77	$12.16	$10.88
Income from Investment Operations:
Net investment income	0.04	0.06	0.06	0.09	0.15	0.13
Net realized and unrealized gain (loss) on investments	(1.43)	2.02	2.95	(5.18)	(0.51)	1.41
Total from investment operations	(1.39)	2.08	3.01	(5.09)	(0.36)	1.54
Less Distributions to Shareholders from:
Net investment income	—	(0.06)	(0.08)	(0.13)	(0.13)	(0.09)
Net realized gain on investments	—	—	—	—	(0.90)	(0.17)
Total distributions to shareholders	—	(0.06)	(0.08)	(0.13)	(1.03)	(0.26)
Net Asset Value, End of Period	$9.11	$10.50	$8.48	$5.55	$10.77	$12.16
Total Return[1]	(13.24)%[4]	24.58%	54.22%	(47.45)%	(3.94)%	14.18%
Ratio of net expenses to average net assets	0.81%[5]	0.84%	0.87%	0.87%	0.89%	0.90%
Ratio of net investment income to average net assets[1]	0.77%[5]	0.63%	0.96%	2.01%	1.20%	1.20%
Portfolio turnover	46%[4]	132%	135%	165%	110%	111%
Net assets at end of period (000’s omitted)	$58,995	$70,543	$58,486	$27,623	$28,944	$28,411

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.89%[5]	0.90%	0.90%	0.93%	0.95%	1.05%
Ratio of net investment income to average net assets	0.69%[5]	0.57%	0.93%	1.95%	1.14%	1.05%

*	Class A and Class C shares commenced operations at the close of business February 28, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than 0.01%.
[4]	Not Annualized.
[5]	Annualized.

14

Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six	For the fiscal year ended
Class A	months ended August 31, 2011 (unaudited)	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$11.91	$9.28	$6.08	$10.01	$10.41	$10.00
Income from Investment Operations:
Net investment income	0.02	0.01	0.04	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.47)	2.78	3.20	(3.95)	(0.25)	0.40
Total from investment operations	(1.45)	2.79	3.24	(3.88)	(0.22)	0.41
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	(0.04)	(0.05)	(0.03)	—
Net realized gain on investments	—	(0.12)	—	—	(0.15)	—
Total distributions to shareholders	—	(0.16)	(0.04)	(0.05)	(0.18)	—
Net Asset Value, End of Period	$10.46	$11.91	$9.28	$6.08	$10.01	$10.41
Total Return[1]	(12.17)%[5]	30.22%	53.36%	(38.82)%	(2.29)%	4.10%[5]
Ratio of net expenses to average net assets	1.09%[6]	1.17%	1.20%	1.21%	1.23%	1.24%[6]
Ratio of net investment income to average net assets[1]	0.42%[6]	0.31%	0.68%	0.90%	0.84%	0.89%[6]
Portfolio turnover	47%[5]	148%	171%	142%	122%	26%[5]
Net assets at end of period (000’s omitted)	$23,511	$22,534	$11,719	$5,171	$4,863	$19

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.11%[6]	1.20%	1.24%	1.26%	1.82%	17.08%[6]
Ratio of net investment income (loss) to average net assets	0.40%[6]	0.28%	0.64%	0.85%	0.26%	(14.95)%[6]

	For the six	For the fiscal year ended
Class C	months ended August 31, 2011 (unaudited)	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$11.77	$9.21	$6.05	$9.96	$10.40	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.03)	(0.01)	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gain (loss) on investments	(1.46)	2.71	3.17	(3.92)	(0.29)	0.40
Total from investment operations	(1.47)	2.68	3.16	(3.91)	(0.29)	0.40
Less Distributions to Shareholders from:
Net realized gain on investments	—	(0.12)	—	—	(0.15)	—
Total distributions to shareholders	—	(0.12)	—	—	(0.15)	—
Net Asset Value, End of Period	$10.30	$11.77	$9.21	$6.05	$9.96	$10.40
Total Return[1]	(12.49)%[5]	29.15%	52.23%	(39.26)%	(2.95)%	4.00%[5]
Ratio of net expenses to average net assets	1.84%[6]	1.92%	1.95%	1.96%	1.98%	1.99%[6]
Ratio of net investment income (loss) to average net assets[1]	(0.35)%[6]	(0.43)%	(0.10)%	0.12%	0.04%	0.42%[6]
Portfolio turnover	47%[5]	148%	171%	142%	122%	26%[5]
Net assets at end of period (000’s omitted)	$1,882	$1,538	$491	$239	$441	$5

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.86%[6]	1.95%	1.99%	2.01%	3.00%	18.06%[6]
Ratio of net investment income (loss) to average net assets	(0.37)%[6]	(0.46)%	(0.14)%	0.07%	(0.98)%	(15.65)%[6]

15

Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended August 31, 2011 (unaudited)	For the fiscal year ended
Institutional Class Shares		February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$11.95	$9.30	$6.09	$10.03	$10.42	$10.00
Income from Investment Operations:
Net investment income	0.03	0.06	0.07	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.47)	2.78	3.20	(3.92)	(0.24)	0.40
Total from investment operations	(1.44)	2.84	3.27	(3.87)	(0.20)	0.42
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.06)	(0.07)	(0.04)	—
Net realized gain on investments	—	(0.12)	—	—	(0.15)	—
Total distributions to shareholders	—	(0.19)	(0.06)	(0.07)	(0.19)	—
Net Asset Value, End of Period	$10.51	$11.95	$9.30	$6.09	$10.03	$10.42
Total Return[1]	(12.05)%[5]	30.63%[4]	53.75%[4]	(38.66)%	(2.13)%	4.20%[5]
Ratio of net expenses to average net assets	0.84%[6]	0.92%	0.95%	0.96%	0.98%	0.99%[6]
Ratio of net investment income to average net assets[1]	0.67%[6]	0.57%	0.90%	1.19%	1.03%	1.21%[6]
Portfolio turnover	47%[5]	148%	171%	142%	122%	26%[5]
Net assets at end of period (000’s omitted)	$265,845	$115,866	$91,640	$53,451	$17,223	$1,850

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.86%[6]	0.95%	0.99%	1.01%	1.98%	17.71%[6]
Ratio of net investment income (loss) to averagenet assets	0.65%[6]	0.54%	0.86%	1.14%	0.04%	(15.51)%[6]

*	Commencement of operations was December 21, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than $0.01 per share.
[4]	The Total Return is based on the Financial Statement Net Asset Value as shown.
[5]	Not annualized.
[6]	Annualized.

16

Managers AMG Funds Notes to Financial Statements August 31, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), each a “Fund” and collectively the “Funds.”

Value and Mid Cap Value each offer three classes of shares: Class A, Class C, and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares and certain class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of each Fund’s investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the

Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ sig-nificantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own

17

Managers AMG Funds Notes to Financial Statements (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Funds’ expenses. For the six months ended August 31, 2011, under these arrangements, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were: Value - $29,579 or 0.05%, and Mid Cap Value - $21,903 or 0.02%.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2011, overdraft fees for Value and Mid Cap Value equaled $0 and $16, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended August 31, 2011, the transfer agent expense was reduced as follows: Value - $72, Mid Cap Value - $173.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

18

Managers AMG Funds Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended February 28, 2008-2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of February 28, 2011, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires Feb. 28,
Value (Pre-Enactment)	$12,668,915	2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they were incurred. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds’ first fiscal year subject to the Act will be the year ended February 29, 2012.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended August 31, 2011 and fiscal year ended February 28, 2011, the capital stock transactions by class for Value and Mid Cap Value were:

	Value				Mid Cap Value
	For the six months ended August 31, 2011		For the fiscal year ended February 28, 2011		For the six months ended August 31, 2011		For the fiscal year ended February 28, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	291,112	$2,955,069	860,023	$7,780,405	1,155,349	$13,550,123	1,449,331	$15,638,099
Reinvestment of dividends and distributions	—	—	23,703	233,475	—	—	21,187	237,932
Cost of shares repurchased	(2,488,582)	(25,935,928)	(3,104,865)	(29,096,642)	(800,486)	(9,188,463)	(841,102)	(8,772,610)

Net Increase (Decrease) - Class A	(2,197,470)	($22,980,859)	(2,221,139)	($21,082,762)	354,863	$4,361,660	629,416	$7,103,421

Class C:
Proceeds from sale of shares	571	$5,964	4,292	$40,869	72,437	$840,065	90,857	$935,758
Reinvestment of dividends and distributions	—	—	—	—	—	—	1,184	13,149
Cost of shares repurchased	(24,416)	(249,885)	(55,417)	(490,398)	(20,434)	(228,847)	(14,707)	(156,033)

Net Increase (Decrease) - Class B	(23,845)	($243,921)	(51,125)	($449,529)	52,003	$611,218	77,334	$792,874

Institutional Class:
Proceeds from sale of shares	478,819	$4,848,127	1,117,910	$10,171,418	18,345,908	$213,813,283	2,968,532	$30,798,716
Reinvestment of dividends and distributions	—	—	39,819	393,013	—	—	134,022	1,507,753
Cost of shares repurchased	(727,535)	(7,319,372)	(1,336,100)	(12,112,834)	(2,750,482)	(31,960,508)	(3,252,774)	(33,459,540)

Net Increase (Decrease) - Institutional Class	(248,716)	($2,471,245)	(178,371)	($1,548,403)	15,595,426	$181,852,775	(150,220)	($1,153,071)

19

Managers AMG Funds Notes to Financial Statements (continued)

At August 31, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Value – three collectively own 64%; Mid Cap Value – two collectively own 60%. Transactions by these shareholders may have a material impact on their respective funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Systematic with respect to each of the Funds. AMG indirectly owns a majority interest in Systematic.

Value and Mid Cap Value are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% and 0.75%, respectively, of the average daily net assets of the Funds. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager and Systematic have contractually agreed, through July 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) exceed the following percentages of the following Funds’ average daily net assets:

Fund	Class A	Class C	Institutional Class
Value	1.06%	1.81%	0.81%
Mid Cap Value	1.12%	1.87%	0.87%

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Funds’ expenses in any such future year to exceed the above percentages, based on the Funds’ average daily net assets. For the six months ended August 31, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	Systematic Value	Systematic Mid-Cap
Reimbursement Available - 2/28/11	$20,566	—
Additional Reimbursements	14,857	$1,628
Repayments	(20,566)	—
Expired Reimbursements	—	—

Reimbursement Available - 8/31/11	$14,857	$1,628

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Value and Mid Cap Value have adopted a distribution and service plan with respect to the Class A and Class C shares of each Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate MDI for its expenditures in flnancing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service

20

Managers AMG Funds Notes to Financial Statements (continued)

provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of each Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended August 31, 2011, the following Fund either borrowed from or lent to other Managers Funds: Value borrowed varying amounts up to $19,695,903 for 1 day paying interest of $564. The interest amount can be found in the Statement of Operations as miscellaneous expense. For the same period, the Funds did not lend to any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended August 31, 2011, for Value were $53,708,316 and $78,436,790, respectively; and Mid Cap Value were $282,653,065 and $96,825,475, respectively. There were no purchases or sales of U.S. Government obligations for either Fund for the six months ended August 31, 2011.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed- upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

21

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Systematic Value Fund and Systematic Mid Cap Value Fund (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain an expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

With respect to the Systematic Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2011 and for the period from the Institutional Class shares’ inception on April 1, 2002 through March 31, 2011 was above, below, above and above, respectively, the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance including that the Fund’s intermediate-term performance was impacted by underperformance in 2008. The Trustees also noted that the Institutional Class shares have ranked in the 13th percentile of the Peer Group for the period from the Institutional Class shares’ inception on April 1, 2002 through March 31, 2011. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to the Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year and 3-year periods ended March 31, 2011 and for the period from the Fund’s inception on December 21, 2006 through March 31, 2011 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s improved more recent performance. The Trustees also noted the Fund’s strong relative performance over the longer-term. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the

22

Annual Renewal of Investment Advisory Agreements (continued)

Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain an expense limitation for the Funds. The Board also took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees noted the current asset level of each Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations at this time. For similar reasons, the Trustees did not consider potential economies of scale in the management of each Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Systematic Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.15%, 1.90% and 0.90% for Class A shares, Class C shares and Institutional Class shares, respectively, to 0.81% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least July 1, 2013. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to the Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.24%, 1.99% and 0.99% for Class A shares, Class C shares and Institutional Class shares, respectively, to 0.87% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least July 1, 2013. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

23

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	October 19, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	October 19, 2011